Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.4%
			Australia: 0.2%
	37,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	$34,126	0.0
	63,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	57,749	0.1
	15,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	13,143	0.0
	25,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	21,686	0.0
	11,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	9,588	0.0
	3,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	1,950	0.0
	160,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	124,576	0.1
				262,818	0.2

			Belgium: 0.2%
	96,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	83,658	0.1
	124,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	120,922	0.1
				204,580	0.2

			Bermuda: 0.1%
	133,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	97,579	0.1
	57,000		XLIT Ltd., 5.500%, 03/31/2045	52,911	0.0
				150,490	0.1

			Canada: 0.6%
	145,000	(2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	121,821	0.1
	61,000		Brookfield Finance LLC, 3.450%, 04/15/2050	38,649	0.1
	139,000		Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	134,332	0.1
	38,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	32,643	0.0
	31,000	(2),(3)	Enbridge, Inc., 7.375%, 01/15/2083	29,935	0.0
	31,000	(2)	Enbridge, Inc., 7.625%, 01/15/2083	29,983	0.0
	177,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	161,207	0.2
	80,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	77,948	0.1
	20,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	17,312	0.0
	29,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	26,170	0.0
				670,000	0.6

			France: 0.9%
	572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	568,420	0.5
	265,000	(1)	BPCE SA, 2.700%, 10/01/2029	219,775	0.2
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	280,051	0.2
				1,068,246	0.9

			Japan: 0.9%
	200,000	(1),(3)	Mizuho Bank Ltd., 3.200%, 03/26/2025	189,697	0.2
	200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	189,186	0.2
	639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	607,263	0.5
	43,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	38,699	0.0
				1,024,845	0.9

			Mexico: 0.0%
MXN	1,007,437	(4),(5)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	25,098	(4)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,124	0.0
				1,124	0.0

			MULTI: 0.0%
	19,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	11,405	0.0

			Netherlands: 0.2%
	234,000		Shell International Finance BV, 3.875%, 11/13/2028	219,089	0.2
	57,000		Shell International Finance BV, 4.000%, 05/10/2046	45,515	0.0
				264,604	0.2

			Norway: 0.0%
	41,000		Equinor ASA, 3.125%, 04/06/2030	36,006	0.0

			South Africa: 0.1%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	56,173	0.1

			Spain: 0.2%
	200,000	(2)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	193,298	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

		Switzerland: 0.4%
400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	395,916	0.4

		United Kingdom: 0.6%
100,000		BAT Capital Corp., 2.259%, 03/25/2028	79,695	0.1
83,000		BAT International Finance PLC, 4.448%, 03/16/2028	74,110	0.1
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	142,751	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	182,616	0.1
150,000		Royalty Pharma PLC, 1.200%, 09/02/2025	132,745	0.1
143,000		Royalty Pharma PLC, 1.750%, 09/02/2027	118,385	0.1
			730,302	0.6

		United States: 18.0%
165,000		AbbVie, Inc., 3.200%, 11/21/2029	144,582	0.1
154,000		AbbVie, Inc., 3.800%, 03/15/2025	149,289	0.1
133,000		AbbVie, Inc., 4.050%, 11/21/2039	107,363	0.1
2,000		AbbVie, Inc., 4.300%, 05/14/2036	1,739	0.0
90,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	77,377	0.1
90,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	81,716	0.1
73,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	61,850	0.1
153,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	147,065	0.1
9,000		Alleghany Corp., 3.250%, 08/15/2051	6,086	0.0
35,000		Alleghany Corp., 3.625%, 05/15/2030	31,236	0.0
2,000		Alleghany Corp., 4.900%, 09/15/2044	1,771	0.0
30,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	25,667	0.0
134,000		Altria Group, Inc., 4.500%, 05/02/2043	94,723	0.1
88,000		Altria Group, Inc., 4.800%, 02/14/2029	81,326	0.1
40,000		Amazon.com, Inc., 2.100%, 05/12/2031	32,505	0.0
131,000		Amazon.com, Inc., 2.875%, 05/12/2041	96,025	0.1
45,000	(3)	Amazon.com, Inc., 3.600%, 04/13/2032	40,962	0.0
13,000		Amazon.com, Inc., 3.950%, 04/13/2052	10,693	0.0
21,000		Amazon.com, Inc., 4.100%, 04/13/2062	16,818	0.0
37,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	35,761	0.0
188,000		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	153,267	0.1
33,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	21,336	0.0
22,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	17,268	0.0
182,000	(2),(3)	American Express Co., 4.420%, 08/03/2033	165,685	0.2
33,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	27,254	0.0
17,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	12,502	0.0
16,000		American International Group, Inc., 4.375%, 06/30/2050	12,854	0.0
181,000		American International Group, Inc., 4.750%, 04/01/2048	155,782	0.1
205,000		American Tower Corp., 2.750%, 01/15/2027	181,558	0.2
29,000		American Tower Corp., 3.650%, 03/15/2027	26,557	0.0
40,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	31,461	0.0
33,000		Amgen, Inc., 2.000%, 01/15/2032	25,133	0.0
18,000		Amgen, Inc., 4.875%, 03/01/2053	15,862	0.0
46,000		Apple, Inc., 2.650%, 02/08/2051	30,341	0.0
34,000		Apple, Inc., 2.850%, 08/05/2061	21,427	0.0
18,000		Apple, Inc., 3.350%, 08/08/2032	16,050	0.0
28,000	(3)	Apple, Inc., 3.950%, 08/08/2052	23,437	0.0
19,000		Apple, Inc., 4.100%, 08/08/2062	15,603	0.0
94,000		AT&T, Inc., 3.650%, 09/15/2059	61,099	0.1
31,000		Avnet, Inc., 5.500%, 06/01/2032	28,197	0.0
153,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	131,411	0.1
72,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	53,735	0.1
43,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	34,977	0.0
29,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	21,710	0.0
72,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	55,146	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

342,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	267,408	0.2
150,000	(2)	Bank of America Corp., 3.458%, 03/15/2025	145,339	0.1
146,000	(2)	Bank of America Corp., 3.846%, 03/08/2037	117,987	0.1
8,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	7,176	0.0
879,000	(2)	Bank of America Corp., 5.015%, 07/22/2033	816,577	0.7
97,000	(2)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	88,919	0.1
22,000		Baxter International, Inc., 1.915%, 02/01/2027	19,173	0.0
52,000		Baxter International, Inc., 2.272%, 12/01/2028	42,986	0.0
34,000	(3)	Baxter International, Inc., 2.539%, 02/01/2032	26,489	0.0
2,000		Baxter International, Inc., 3.132%, 12/01/2051	1,283	0.0
20,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	16,910	0.0
230,000		Berry Global, Inc., 1.650%, 01/15/2027	191,016	0.2
64,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	38,559	0.0
223,000		Boeing Co/The, 3.625%, 02/01/2031	185,429	0.2
66,000		Boeing Co/The, 5.150%, 05/01/2030	61,131	0.1
31,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	20,197	0.0
86,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	66,142	0.1
40,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	33,058	0.0
57,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	49,603	0.1
31,000	(2)	Capital One Financial Corp., 1.878%, 11/02/2027	26,363	0.0
38,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	31,821	0.0
24,000	(2)	Capital One Financial Corp., 5.247%, 07/26/2030	22,374	0.0
20,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	16,230	0.0
47,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	36,805	0.0
16,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	13,788	0.0
28,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	25,605	0.0
36,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	28,231	0.0
42,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	26,745	0.0
126,000		Chevron USA, Inc., 3.250%, 10/15/2029	113,656	0.1
70,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	52,902	0.1
27,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	17,702	0.0
11,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	6,970	0.0
103,000		Cigna Corp., 3.200%, 03/15/2040	74,264	0.1
22,000		Cigna Corp., 3.400%, 03/15/2050	14,922	0.0
38,000		Cigna Corp., 4.800%, 08/15/2038	33,773	0.0
265,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	239,065	0.2
99,000		Comcast Corp., 4.250%, 01/15/2033	89,863	0.1
72,000		Comcast Corp., 5.650%, 06/15/2035	72,131	0.1
22,000		Consumers Energy Co., 4.200%, 09/01/2052	18,309	0.0
95,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	83,845	0.1
76,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	64,281	0.1
87,000	(1),(2)	Corebridge Financial, Inc., 6.875%, 12/15/2052	79,811	0.1
20,000		Crown Castle, Inc., 2.900%, 03/15/2027	17,781	0.0
18,000		CSX Corp., 4.100%, 11/15/2032	16,358	0.0
36,000		CSX Corp., 4.500%, 11/15/2052	30,303	0.0
50,000		CSX Corp., 4.500%, 08/01/2054	41,569	0.0
10,000		CVS Health Corp., 4.300%, 03/25/2028	9,449	0.0
4,000		CVS Health Corp., 5.050%, 03/25/2048	3,532	0.0
2,000		CVS Health Corp., 5.125%, 07/20/2045	1,756	0.0
313,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	314,577	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

93,590		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	91,422	0.1
35,000		Discovery Communications LLC, 5.300%, 05/15/2049	26,196	0.0
23,000	(3)	Dollar General Corp., 3.500%, 04/03/2030	20,209	0.0
25,000		Dollar General Corp., 5.000%, 11/01/2032	24,079	0.0
78,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	66,562	0.1
43,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	38,087	0.0
63,000		DTE Electric Co., 4.300%, 07/01/2044	52,911	0.1
2,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	1,523	0.0
2,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	1,565	0.0
2,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	1,677	0.0
40,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	31,854	0.0
4,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	3,298	0.0
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	57,875	0.1
2,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	1,649	0.0
38,000		DXC Technology Co., 1.800%, 09/15/2026	32,606	0.0
38,000		DXC Technology Co., 2.375%, 09/15/2028	31,084	0.0
74,000		Eaton Corp., 4.150%, 03/15/2033	66,965	0.1
16,000		Ecolab, Inc., 2.750%, 08/18/2055	9,939	0.0
11,000		Elevance Health, Inc., 2.550%, 03/15/2031	8,886	0.0
94,000		Elevance Health, Inc., 3.700%, 09/15/2049	69,043	0.1
20,000		Elevance Health, Inc., 4.100%, 05/15/2032	18,098	0.0
104,000		Energy Transfer L.P., 4.250%, 04/01/2024	101,860	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,021,064	0.9
77,000		Energy Transfer L.P., 5.400%, 10/01/2047	62,545	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	277,712	0.3
4,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	2,740	0.0
10,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	8,205	0.0
100,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	80,341	0.1
50,000		Entergy Louisiana LLC, 4.750%, 09/15/2052	43,634	0.0
100,000		Essential Utilities, Inc., 2.704%, 04/15/2030	82,006	0.1
55,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	38,070	0.0
42,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	34,465	0.0
48,000		Eversource Energy, 1.400%, 08/15/2026	41,653	0.0
51,000		Eversource Energy, 2.900%, 03/01/2027	46,352	0.1
29,000		Eversource Energy, 3.375%, 03/01/2032	24,427	0.0
49,000		Extra Space Storage L.P., 2.350%, 03/15/2032	36,183	0.0
43,000		Exxon Mobil Corp., 2.995%, 08/16/2039	31,974	0.0
44,000		Exxon Mobil Corp., 3.095%, 08/16/2049	30,709	0.0
57,000		Exxon Mobil Corp., 3.452%, 04/15/2051	42,573	0.0
45,000		FedEx Corp., 4.050%, 02/15/2048	33,101	0.0
45,000	(3)	FedEx Corp., 5.250%, 05/15/2050	39,479	0.0
222,000		Fiserv, Inc., 3.200%, 07/01/2026	204,715	0.2
5,000		Florida Power & Light Co., 2.875%, 12/04/2051	3,313	0.0
99,000		General Electric Co., 6.750%, 03/15/2032	107,077	0.1
90,000	(3)	General Mills, Inc., 2.875%, 04/15/2030	76,594	0.1
18,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	17,085	0.0
202,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	196,808	0.2
7,000		Georgia Power Co., 5.125%, 05/15/2052	6,335	0.0
27,000		HCA, Inc., 2.375%, 07/15/2031	20,014	0.0
18,000	(1)	HCA, Inc., 3.125%, 03/15/2027	15,960	0.0
11,000		HCA, Inc., 3.500%, 09/01/2030	9,107	0.0
243,000		HCA, Inc., 4.125%, 06/15/2029	213,432	0.2
24,000	(1)	HCA, Inc., 4.375%, 03/15/2042	17,987	0.0
115,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	96,219	0.1
13,000		Home Depot, Inc./The, 3.625%, 04/15/2052	9,841	0.0
40,000	(3)	Home Depot, Inc./The, 4.500%, 09/15/2032	38,273	0.0
53,000		Home Depot, Inc./The, 4.950%, 09/15/2052	49,925	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

55,000		HP, Inc., 2.650%, 06/17/2031	40,441	0.0
11,000		HP, Inc., 4.000%, 04/15/2029	9,651	0.0
96,000		Intel Corp., 3.250%, 11/15/2049	63,850	0.1
27,000		Intel Corp., 3.750%, 08/05/2027	25,670	0.0
8,000	(3)	Intel Corp., 4.150%, 08/05/2032	7,296	0.0
45,000		Intel Corp., 4.750%, 03/25/2050	38,953	0.0
18,000		Intel Corp., 5.050%, 08/05/2062	15,650	0.0
29,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	23,112	0.0
48,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	39,211	0.0
149,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	139,178	0.1
36,000		International Business Machines Corp., 4.150%, 07/27/2027	34,614	0.0
36,000		International Business Machines Corp., 4.400%, 07/27/2032	33,286	0.0
40,000		International Business Machines Corp., 4.900%, 07/27/2052	35,075	0.0
16,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	11,077	0.0
21,000		Interstate Power and Light Co., 3.100%, 11/30/2051	13,828	0.0
35,000		John Deere Capital Corp., 4.350%, 09/15/2032	33,287	0.0
81,000		Johnson & Johnson, 3.625%, 03/03/2037	70,163	0.1
197,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	166,813	0.2
110,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	83,597	0.1
68,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	52,782	0.1
82,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	76,325	0.1
78,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	69,058	0.1
565,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	518,448	0.5
78,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	58,583	0.1
81,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	74,747	0.1
365,000	(2)	JPMorgan Chase & Co., 4.912%, 07/25/2033	337,072	0.3
81,000	(2)	JPMorgan Chase & Co., 5.717%, 09/14/2033	76,713	0.1
510,000	(2),(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	498,525	0.4
36,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	31,639	0.0
41,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	32,422	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	218,479	0.2
27,000		Kinder Morgan, Inc., 5.450%, 08/01/2052	23,456	0.0
51,000		KLA Corp., 4.950%, 07/15/2052	46,454	0.1
24,000		KLA Corp., 5.250%, 07/15/2062	22,121	0.0
98,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	84,777	0.1
34,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	26,076	0.0
20,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	14,990	0.0
35,000		Lowe's Cos, Inc., 5.000%, 04/15/2033	33,094	0.0
24,000	(1)	Meta Platforms, Inc., 3.500%, 08/15/2027	22,467	0.0
58,000	(1)	Meta Platforms, Inc., 3.850%, 08/15/2032	51,043	0.1
35,000	(1)	Meta Platforms, Inc., 4.450%, 08/15/2052	28,622	0.0
76,000	(1)	Meta Platforms, Inc., 4.650%, 08/15/2062	61,410	0.1
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	361,003	0.3
130,000		Mississippi Power Co., 4.250%, 03/15/2042	104,352	0.1
41,000		Mondelez International, Inc., 2.750%, 04/13/2030	34,204	0.0
46,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	39,233	0.0
494,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	427,429	0.4
204,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	153,456	0.1
101,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	77,295	0.1
133,000	(2)	Morgan Stanley, 2.630%, 02/18/2026	124,023	0.1
293,000		Morgan Stanley, 3.125%, 07/27/2026	270,166	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	616,143	0.5
30,000	(2),(3)	Morgan Stanley, 4.889%, 07/20/2033	27,824	0.0
161,000	(2)	Morgan Stanley, 5.297%, 04/20/2037	144,890	0.1
150,000		Mosaic Co/The, 3.250%, 11/15/2022	149,827	0.1
267,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	246,900	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

40,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	36,671	0.0
150,000	(1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	140,304	0.1
39,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	38,466	0.0
32,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	30,598	0.0
71,000		Northern States Power Co/MN, 3.600%, 09/15/2047	53,614	0.1
19,000		Nucor Corp., 3.125%, 04/01/2032	15,539	0.0
22,000		Nucor Corp., 4.300%, 05/23/2027	21,094	0.0
57,000	(1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	54,911	0.1
35,000		ONEOK, Inc., 3.100%, 03/15/2030	28,485	0.0
222,000		Oracle Corp., 2.800%, 04/01/2027	196,243	0.2
64,000		Oracle Corp., 3.800%, 11/15/2037	46,565	0.1
16,000		Oracle Corp., 3.950%, 03/25/2051	10,642	0.0
46,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	42,787	0.0
91,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	86,789	0.1
15,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	10,120	0.0
12,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	7,993	0.0
19,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	13,448	0.0
78,000		Paramount Global, 4.375%, 03/15/2043	52,140	0.1
10,000		Paramount Global, 4.950%, 05/19/2050	7,131	0.0
4,000		Paramount Global, 5.250%, 04/01/2044	3,001	0.0
64,000		Parker-Hannifin Corp., 4.500%, 09/15/2029	60,427	0.1
93,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	78,408	0.1
25,000	(3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	23,324	0.0
23,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	20,559	0.0
33,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	29,558	0.0
97,000		PECO Energy Co., 4.150%, 10/01/2044	80,860	0.1
65,000		PepsiCo, Inc., 3.900%, 07/18/2032	60,178	0.1
63,000		Phillips 66, 3.850%, 04/09/2025	61,120	0.1
156,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	130,977	0.1
154,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	113,299	0.1
26,000		Prologis L.P., 4.625%, 01/15/2033	24,740	0.0
72,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	56,149	0.1
17,000		Public Storage, 1.950%, 11/09/2028	14,173	0.0
34,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	23,006	0.0
91,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	78,111	0.1
13,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	9,767	0.0
36,000		Reynolds American, Inc., 5.700%, 08/15/2035	30,510	0.0
20,000		Reynolds American, Inc., 5.850%, 08/15/2045	15,736	0.0
155,000		Reynolds American, Inc., 6.150%, 09/15/2043	129,752	0.1
23,000		Ross Stores, Inc., 4.700%, 04/15/2027	22,400	0.0
13,000	(3)	S&P Global, Inc., 1.250%, 08/15/2030	9,744	0.0
48,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	41,572	0.0
41,000	(1),(3)	S&P Global, Inc., 2.900%, 03/01/2032	34,280	0.0
34,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	25,790	0.0
76,000		Salesforce, Inc., 2.700%, 07/15/2041	52,513	0.1
52,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	43,600	0.0
65,000	(2)	Sempra Energy, 4.125%, 04/01/2052	51,235	0.1
18,000		Southern California Edison Co., 3.650%, 02/01/2050	12,368	0.0
36,000		Southern Co/The, 5.113%, 08/01/2027	35,097	0.0
12,000		Southwest Gas Corp., 4.050%, 03/15/2032	10,096	0.0
229,000	(2)	State Street Corp., 2.623%, 02/07/2033	181,639	0.2
46,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	38,593	0.0
25,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	21,736	0.0
22,000		Targa Resources Corp., 6.250%, 07/01/2052	20,046	0.0
57,000		Target Corp., 4.500%, 09/15/2032	54,395	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

19,000		Texas Instruments, Inc., 3.650%, 08/16/2032	17,235	0.0
28,000		Texas Instruments, Inc., 4.100%, 08/16/2052	23,982	0.0
3,000		Time Warner Cable LLC, 5.875%, 11/15/2040	2,477	0.0
3,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	2,689	0.0
5,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	3,351	0.0
5,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	4,621	0.0
15,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	13,314	0.0
38,000	(3)	Toyota Motor Credit Corp., 4.450%, 06/29/2029	36,718	0.0
55,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	53,764	0.1
50,000		Union Pacific Corp., 3.500%, 02/14/2053	36,369	0.0
24,000		Union Pacific Corp., 4.950%, 09/09/2052	22,429	0.0
29,000		Union Pacific Corp., 5.150%, 01/20/2063	27,031	0.0
256,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	206,428	0.2
73,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	51,292	0.1
36,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	26,236	0.0
19,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	14,649	0.0
26,000		UnitedHealth Group, Inc., 4.200%, 05/15/2032	24,173	0.0
11,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	9,863	0.0
62,939		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	61,017	0.1
200,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	182,573	0.2
32,000		Verizon Communications, Inc., 2.355%, 03/15/2032	24,570	0.0
66,000		Verizon Communications, Inc., 3.400%, 03/22/2041	48,346	0.1
11,000		Verizon Communications, Inc., 3.550%, 03/22/2051	7,759	0.0
151,000		Verizon Communications, Inc., 4.125%, 08/15/2046	119,988	0.1
55,000		Verizon Communications, Inc., 4.400%, 11/01/2034	48,529	0.1
28,000		Verizon Communications, Inc., 4.750%, 11/01/2041	24,300	0.0
72,000		Viatris, Inc., 2.700%, 06/22/2030	53,588	0.1
45,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	43,765	0.1
74,000		VMware, Inc., 1.400%, 08/15/2026	63,377	0.1
38,000		VMware, Inc., 1.800%, 08/15/2028	30,165	0.0
43,000	(3)	Walmart, Inc., 4.150%, 09/09/2032	41,235	0.0
27,000		Walmart, Inc., 4.500%, 09/09/2052	25,372	0.0
71,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	63,612	0.1
23,000	(1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	18,951	0.0
9,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	6,750	0.0
27,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	19,676	0.0
9,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	8,974	0.0
13,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	12,898	0.0
42,000	(2)	Wells Fargo & Co., 2.164%, 02/11/2026	38,696	0.0
192,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	179,378	0.2
312,000		Wells Fargo & Co., 3.000%, 10/23/2026	283,136	0.3
65,000	(2)	Wells Fargo & Co., 4.897%, 07/25/2033	60,013	0.1
			20,978,063	18.0

	Total Corporate Bonds/Notes
	(Cost $30,041,590)		26,047,870	22.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.7%
		United States: 13.7%
143,732	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.228%, 05/25/2036	129,524	0.1
58,543		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	28,748	0.0
195,623		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	173,006	0.2
19,032		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	17,556	0.0
31,050		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	25,560	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

185,816		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	102,982	0.1
32,589	(2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.996%, 05/25/2035	31,438	0.0
166,658		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	144,657	0.1
36,284		Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.584%, (US0001M + 0.500%), 11/25/2035	18,869	0.0
126,065	(1),(2)	CSMC Trust 2015-3 B1, 3.845%, 03/25/2045	116,176	0.1
169	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 5.674%, (US0001M + 0.500%), 01/27/2037	162	0.0
306,357		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.584%, (US0001M + 2.500%), 05/25/2030	306,104	0.3
21,461	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 5.384%, (US0001M + 2.300%), 08/25/2031	21,411	0.0
201,788	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 5.534%, (US0001M + 2.450%), 07/25/2031	201,451	0.2
12,164	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	302	0.0
8,340	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	1,146	0.0
81,591	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	15,148	0.0
27,987	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	5,321	0.0
13,202	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	2,422	0.0
15,240	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	2,787	0.0
12,469	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	2,349	0.0
15,407	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	2,593	0.0
6,636	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	1,346	0.0
7,201	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	1,312	0.0
221,386	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	31,834	0.0
323,263	(2),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	34,299	0.0
3,500		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	3,563	0.0
5,562		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	5,698	0.0
28,682	(6)	Fannie Mae REMIC Trust 2002-12 SB, 4.666%, (-1.000*US0001M + 7.750%), 07/25/2031	3,455	0.0
18,196	(6)	Fannie Mae REMIC Trust 2002-2 SW, 4.666%, (-1.000*US0001M + 7.750%), 02/25/2032	2,369	0.0
7,725		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	8,050	0.0
3,298		Fannie Mae REMIC Trust 2002-29 F, 4.084%, (US0001M + 1.000%), 04/25/2032	3,343	0.0
9,237	(6)	Fannie Mae REMIC Trust 2002-41 S, 4.866%, (-1.000*US0001M + 7.950%), 07/25/2032	827	0.0
1,015		Fannie Mae REMIC Trust 2002-64 FJ, 4.084%, (US0001M + 1.000%), 04/25/2032	1,027	0.0
2,165		Fannie Mae REMIC Trust 2002-68 FH, 3.493%, (US0001M + 0.500%), 10/18/2032	2,156	0.0
345,995	(6)	Fannie Mae REMIC Trust 2002-77 JS, 5.007%, (-1.000*US0001M + 8.000%), 12/18/2032	44,405	0.1
8,784		Fannie Mae REMIC Trust 2002-84 FB, 4.084%, (US0001M + 1.000%), 12/25/2032	8,889	0.0
8,783		Fannie Mae REMIC Trust 2003-11 FA, 4.084%, (US0001M + 1.000%), 09/25/2032	8,711	0.0
1,916		Fannie Mae REMIC Trust 2003-116 FA, 3.484%, (US0001M + 0.400%), 11/25/2033	1,903	0.0
12,183	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	2,433	0.0
11,556	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	2,255	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

225,616	(6)	Fannie Mae REMIC Trust 2004-56 SE, 4.466%, (-1.000*US0001M + 7.550%), 10/25/2033	26,324	0.0
14,164		Fannie Mae REMIC Trust 2005-25 PS, 14.590%, (-4.400*US0001M + 28.160%), 04/25/2035	17,467	0.0
5,631	(6)	Fannie Mae REMIC Trust 2005-40 SB, 3.666%, (-1.000*US0001M + 6.750%), 05/25/2035	341	0.0
4,513		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	4,475	0.0
72,668		Fannie Mae REMIC Trust 2005-74 DK, 11.664%, (-4.000*US0001M + 24.000%), 07/25/2035	74,861	0.1
187,708		Fannie Mae REMIC Trust 2005-87 SB, 12.525%, (-3.667*US0001M + 23.833%), 10/25/2035	202,501	0.2
98,976		Fannie Mae REMIC Trust 2006-104 ES, 18.030%, (-5.000*US0001M + 33.450%), 11/25/2036	134,299	0.1
7,727		Fannie Mae REMIC Trust 2006-11 PS, 13.259%, (-3.667*US0001M + 24.567%), 03/25/2036	9,360	0.0
17,348		Fannie Mae REMIC Trust 2006-46 SW, 12.892%, (-3.667*US0001M + 24.199%), 06/25/2036	19,056	0.0
3,916,640	(6)	Fannie Mae REMIC Trust 2006-51 SA, 3.486%, (-1.000*US0001M + 6.570%), 06/25/2036	353,263	0.3
34,147	(6)	Fannie Mae REMIC Trust 2006-90 SX, 4.146%, (-1.000*US0001M + 7.230%), 09/25/2036	3,252	0.0
4,277,426	(6)	Fannie Mae REMIC Trust 2007-116 DI, 2.856%, (-1.000*US0001M + 5.940%), 01/25/2038	376,756	0.3
27,754	(6)	Fannie Mae REMIC Trust 2007-88 XI, 3.456%, (-1.000*US0001M + 6.540%), 06/25/2037	3,230	0.0
323,003	(6)	Fannie Mae REMIC Trust 2007-89 SB, 3.466%, (-1.000*US0001M + 6.550%), 09/25/2037	22,286	0.0
656,067	(6)	Fannie Mae REMIC Trust 2007-94 SG, 3.366%, (-1.000*US0001M + 6.450%), 10/25/2037	76,081	0.1
248,774		Fannie Mae REMIC Trust 2010-109 SN, 12.180%, (-5.000*US0001M + 25.000%), 10/25/2040	307,198	0.3
29,014		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	29,201	0.0
1,504,205	(6)	Fannie Mae REMIC Trust 2011-55 SK, 3.476%, (-1.000*US0001M + 6.560%), 06/25/2041	163,856	0.2
1,116,691	(6)	Fannie Mae REMIC Trust 2011-86 NS, 2.866%, (-1.000*US0001M + 5.950%), 09/25/2041	82,708	0.1
264,787	(6)	Fannie Mae REMIC Trust 2012-10 US, 3.366%, (-1.000*US0001M + 6.450%), 02/25/2042	30,378	0.0
463,543	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	68,198	0.1
1,349,992	(6)	Fannie Mae REMIC Trust 2012-133 PS, 3.116%, (-1.000*US0001M + 6.200%), 03/25/2042	90,649	0.1
1,177,961	(6)	Fannie Mae REMIC Trust 2012-144 SB, 3.016%, (-1.000*US0001M + 6.100%), 01/25/2043	134,393	0.1
594,069	(6)	Fannie Mae REMIC Trust 2012-27 SB, 2.896%, (-1.000*US0001M + 5.980%), 11/25/2041	30,833	0.0
694,802	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	65,120	0.1
2,554,338	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	100,865	0.1
9,479,119	(6)	Fannie Mae REMICS 2019-15 SA, 2.916%, (-1.000*US0001M + 6.000%), 04/25/2049	958,678	0.8
15,412,237	(6)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	2,077,015	1.8
3,524,355	(6)	Freddie Mac 3502 DL, 3.182%, (-1.000*US0001M + 6.000%), 01/15/2039	330,253	0.3
2,830		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	2,850	0.0
10,977		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	11,239	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

3,397	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	445	0.0
19,021	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	2,496	0.0
9,308		Freddie Mac REMIC Trust 2122 F, 3.268%, (US0001M + 0.450%), 02/15/2029	9,272	0.0
22,544	(6)	Freddie Mac REMIC Trust 2134 SB, 4.882%, (-1.000*US0001M + 7.700%), 03/15/2029	1,196	0.0
27,743	(6)	Freddie Mac REMIC Trust 2136 SG, 4.832%, (-1.000*US0001M + 7.650%), 03/15/2029	2,137	0.0
34,683	(6)	Freddie Mac REMIC Trust 2177 SB, 6.132%, (-1.000*US0001M + 8.950%), 08/15/2029	2,969	0.0
5,203		Freddie Mac REMIC Trust 2344 FP, 3.768%, (US0001M + 0.950%), 08/15/2031	5,263	0.0
2,167		Freddie Mac REMIC Trust 2412 GF, 3.768%, (US0001M + 0.950%), 02/15/2032	2,193	0.0
19,775		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	20,736	0.0
2,926		Freddie Mac REMIC Trust 2464 FI, 3.818%, (US0001M + 1.000%), 02/15/2032	2,960	0.0
3,001		Freddie Mac REMIC Trust 2470 LF, 3.818%, (US0001M + 1.000%), 02/15/2032	3,036	0.0
4,266		Freddie Mac REMIC Trust 2471 FD, 3.818%, (US0001M + 1.000%), 03/15/2032	4,316	0.0
3,468		Freddie Mac REMIC Trust 2504 FP, 3.318%, (US0001M + 0.500%), 03/15/2032	3,453	0.0
11,664		Freddie Mac REMIC Trust 2551 LF, 3.318%, (US0001M + 0.500%), 01/15/2033	11,623	0.0
4,459		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	4,456	0.0
150,762		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	152,171	0.1
127,875		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	128,881	0.1
27,839		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	28,596	0.0
22,957	(6)	Freddie Mac REMIC Trust 3004 SB, 3.332%, (-1.000*US0001M + 6.150%), 07/15/2035	1,106	0.0
6,048		Freddie Mac REMIC Trust 3025 SJ, 14.418%, (-3.667*US0001M + 24.750%), 08/15/2035	7,385	0.0
448,186	(6)	Freddie Mac REMIC Trust 3223 S, 3.132%, (-1.000*US0001M + 5.950%), 10/15/2036	32,450	0.0
1,103,880	(6)	Freddie Mac REMIC Trust 3505 SA, 3.182%, (-1.000*US0001M + 6.000%), 01/15/2039	112,209	0.1
1,097,850	(6)	Freddie Mac REMIC Trust 3702 S, 1.632%, (-1.000*US0001M + 4.450%), 05/15/2036	34,039	0.0
514,589	(6)	Freddie Mac REMIC Trust 3925 SD, 3.232%, (-1.000*US0001M + 6.050%), 07/15/2040	18,264	0.0
537,871	(6)	Freddie Mac REMIC Trust 4136 SW, 3.432%, (-1.000*US0001M + 6.250%), 11/15/2032	32,293	0.0
325,171	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	48,384	0.1
4,141,542	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	646,765	0.6
6,753,561	(6)	Freddie Mac REMICS 3582 SL, 3.332%, (-1.000*US0001M + 6.150%), 10/15/2039	640,142	0.6
5,946,031	(6)	Freddie Mac REMICS 4976 MI, 4.500%, 05/25/2050	1,320,243	1.1
452,698	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	40,682	0.1
206,513	(1)	Freddie Mac STACR 2019-HQA3 M2, 4.934%, (US0001M + 1.850%), 09/25/2049	202,684	0.2
352,413	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 6.184%, (US0001M + 3.100%), 03/25/2050	352,525	0.3
500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 4.131%, (SOFR30A + 1.850%), 01/25/2042	454,942	0.4
600,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 7.531%, (SOFR30A + 5.250%), 03/25/2042	554,897	0.5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

	169,127	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 5.134%, (US0001M + 2.050%), 07/25/2049	166,836	0.2
	172,352		Ginnie Mae Series 2007-8 SP, 12.276%, (-3.242*US0001M + 22.048%), 03/20/2037	205,385	0.2
	795,110	(6)	Ginnie Mae Series 2010-68 MS, 2.836%, (-1.000*US0001M + 5.850%), 06/20/2040	70,743	0.1
	567,577	(6)	Ginnie Mae Series 2012-97 SC, 3.761%, (-1.000*US0001M + 6.700%), 07/16/2041	39,178	0.0
	7,476,535	(6)	Ginnie Mae Series 2014-133 BS, 2.586%, (-1.000*US0001M + 5.600%), 09/20/2044	618,689	0.5
	96,829		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 3.504%, (US0001M + 0.210%), 04/25/2036	82,358	0.1
	13,885	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	13,241	0.0
	11,652	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	10,955	0.0
	472,747	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.424%, 10/25/2050	375,549	0.3
	188,817	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	149,682	0.1
	7,014	(2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 3.205%, 09/25/2035	6,905	0.0
	355,087		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 3.504%, (US0001M + 0.420%), 04/25/2046	309,021	0.3
	464,301	(2)	JP Morgan Mortgage Trust 2005-A4 B1, 3.352%, 07/25/2035	429,609	0.4
	29,102	(2)	JP Morgan Mortgage Trust 2007-A1 7A1, 3.118%, 07/25/2035	27,808	0.0
	256,266	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.754%, 08/25/2047	222,705	0.2
	194,170	(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	174,910	0.2
	42,253	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	38,411	0.0
	4,140	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	4,090	0.0
	9,852	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	9,635	0.0
	138,105		Lehman XS Trust Series 2005-5N 1A2, 3.444%, (US0001M + 0.360%), 11/25/2035	131,250	0.1
	32,184	(2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 2.648%, 04/25/2036	30,019	0.0
	164,214	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	129,565	0.1
	1,405,962	(2),(6)	RALI Series Trust 2006-QO1 X2, 0.406%, 02/25/2046	77,226	0.1
	6,976	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	6,533	0.0
	3,208,209	(2),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.004%, 08/25/2045	3,636	0.0
	22,757	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.162%, 10/25/2036	21,052	0.0
	76,820	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.676%, 08/25/2046	69,879	0.1
	168,321	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.342%, 12/25/2036	155,198	0.1
	43,171		Wells Fargo Alternative Loan 2007-PA2 2A1, 3.514%, (US0001M + 0.430%), 06/25/2037	34,932	0.0
	100,304	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	86,414	0.1

		Total Collateralized Mortgage Obligations
		(Cost $19,706,581)		15,911,196	13.7

SOVEREIGN BONDS: 14.9%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	263,019	0.2

			Brazil: 1.6%
BRL	1,040,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	1,866,183	1.6

			Canada: 0.3%
CAD	575,000		Canadian Government Bond, 2.000%, 12/01/2051	328,558	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

			China: 8.8%
CNY	4,120,000		China Government Bond, 2.690%, 08/15/2032	578,081	0.5
CNY	13,660,000		China Government Bond, 2.850%, 06/04/2027	1,952,900	1.7
CNY	6,880,000		China Government Bond, 3.250%, 06/06/2026	1,000,599	0.9
CNY	29,640,000		China Government Bond, 3.250%, 11/22/2028	4,328,473	3.7
CNY	12,880,000		China Government Bond, 3.290%, 05/23/2029	1,890,133	1.6
CNY	1,270,000		China Government Bond, 3.320%, 04/15/2052	184,246	0.2
CNY	1,780,000		China Government Bond, 4.080%, 10/22/2048	290,985	0.2
				10,225,417	8.8

			Germany: 0.3%
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	27,259	0.0
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	163,462	0.2
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, 1.800%, 08/15/2026	109,761	0.1
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	9,837	0.0
				310,319	0.3

			Indonesia: 0.4%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	455,477	0.4

			Italy: 0.3%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	391,052	0.3

			Malaysia: 1.3%
MYR	7,864,000		Malaysia Government Bond, 3.828%, 07/05/2034	1,560,559	1.3

			Spain: 1.3%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	782,274	0.7
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	755,762	0.6
				1,538,036	1.3

			Thailand: 0.4%
THB	17,994,000		Thailand Government Bond, 2.875%, 12/17/2028	476,338	0.4

		Total Sovereign Bonds
		(Cost $19,175,715)		17,414,958	14.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.8%
			Federal Home Loan Mortgage Corporation: 0.5%(7)
329,074			3.500%,01/01/2048	301,530	0.3
65,309			4.000%,09/01/2045	62,121	0.1
47,673			4.000%,09/01/2045	45,389	0.0
37,111			4.000%,09/01/2045	35,277	0.0
32,465			4.000%,09/01/2045	30,730	0.0
50,997			4.000%,05/01/2046	48,456	0.1
2,472			5.000%,12/01/2034	2,419	0.0
9,571			6.000%,02/01/2034	9,909	0.0
1,297			6.500%,08/01/2032	1,353	0.0
2,074			6.500%,07/01/2034	2,155	0.0
5,293			6.500%,07/01/2034	5,466	0.0
				544,805	0.5

			Federal National Mortgage Association: 0.0%(7)
41,553			2.612%, (US0012M + 1.777%),10/01/2036	42,428	0.0

			Government National Mortgage Association: 3.6%
1,943,961			2.500%,05/20/2051	1,680,392	1.5
2,805,000		(8)	3.000%,10/15/2052	2,479,905	2.1
16,792			5.000%,04/15/2034	16,885	0.0
36,000		(8)	5.000%,10/15/2052	35,244	0.0
7,145			6.500%,02/20/2035	7,451	0.0
				4,219,877	3.6

			Uniform Mortgage-Backed Securities: 10.3%
3,615,000		(8)	2.000%,10/15/2052	2,927,868	2.5
23,490			2.500%,06/01/2030	21,824	0.0
31,013			2.500%,06/01/2030	28,812	0.0
13,978			2.500%,07/01/2030	12,986	0.0
2,973,000		(8)	2.500%,10/15/2052	2,495,172	2.2
938,000		(8)	3.000%,10/15/2052	816,683	0.7
2,886,000		(8)	3.500%,10/15/2052	2,598,076	2.3
32,040			4.000%,05/01/2045	30,488	0.0
610,985			4.000%,04/01/2049	577,278	0.5
2,465,000		(8)	4.000%,10/15/2052	2,287,924	2.0
3,491			5.500%,09/01/2024	3,477	0.0
33,079			6.000%,11/01/2034	34,479	0.0
56,437			6.000%,04/01/2035	59,355	0.1
22,155			6.500%,12/01/2029	22,854	0.0
10,184			6.500%,01/01/2034	10,512	0.0
78			7.000%,04/01/2033	78	0.0
8,970			7.500%,09/01/2032	9,458	0.0
18,458			7.500%,01/01/2033	19,405	0.0
				11,956,729	10.3

			Uniform Mortgage-Backed Security: 1.4%
1,765,000		(8)	4.500%,10/15/2052	1,681,852	1.4

		Total U.S. Government Agency Obligations
		(Cost $19,265,310)		18,445,691	15.8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

U.S. TREASURY OBLIGATIONS: 2.7%
		U.S. Treasury Bonds: 0.5%
359,800		2.875%,05/15/2052	301,838	0.3
25,200		3.250%,05/15/2042	22,373	0.0
265,300	(3)	3.375%,08/15/2042	240,387	0.2
			564,598	0.5

		U.S. Treasury Notes: 2.2%
607,600	(3)	3.125%,08/31/2027	582,916	0.5
199,000		3.125%,08/31/2029	188,910	0.2
26,000	(3)	3.250%,08/31/2024	25,533	0.0
678,000		3.500%,09/15/2025	664,228	0.6
1,079,000		4.125%,09/30/2027	1,082,625	0.9
			2,544,212	2.2

	Total U.S. Treasury Obligations
	(Cost $3,158,146)		3,108,810	2.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.4%
		United States: 8.4%
5,806,999	(2),(6)	BANK 2017-BNK5 XA, 1.086%, 06/15/2060	193,983	0.2
900,000	(1),(2)	BANK 2017-BNK6 E, 2.767%, 07/15/2060	535,683	0.5
1,948,000	(1),(2),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	112,791	0.1
962,175	(2),(6)	Bank 2019-BNK16 XA, 1.103%, 02/15/2052	41,970	0.0
9,012,634	(2),(6)	BANK 2019-BNK21 XA, 0.966%, 10/17/2052	392,404	0.3
8,020,000	(1),(2),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	125,734	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	150,768	0.1
1,181,734	(2),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.200%, 03/15/2052	57,944	0.0
2,980,030	(2),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.915%, 07/15/2053	241,372	0.2
1,547,659	(2),(6)	CD 2016-CD1 Mortgage Trust XA, 1.503%, 08/10/2049	59,407	0.0
7,900,000	(2),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.983%, 08/10/2049	219,030	0.2
2,926,302	(2),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.224%, 10/12/2050	114,280	0.1
8,480,861	(1),(2),(6)	COMM 2012-LTRT XA, 0.937%, 10/05/2030	98,816	0.1
110,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 5.031%, 08/10/2046	102,754	0.1
10,191,126	(2),(6)	COMM 2014-CR16 XA, 1.104%, 04/10/2047	107,158	0.1
3,626,254	(2),(6)	COMM 2016-CR28 XA, 0.710%, 02/10/2049	64,166	0.1
500,000		CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	418,157	0.4
290,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	222,356	0.2
14,778	(1),(4)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	14,655	0.0
7,000,000	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	104,697	0.1
4,079,320	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	220,980	0.2
2,095,830	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	232,451	0.2
2,109,000	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	154,177	0.1
152,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.740%, 09/27/2051	131,706	0.1
171,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	130,067	0.1
130,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	108,764	0.1
159,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	128,931	0.1
129,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	105,511	0.1
109,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	66,869	0.1
130,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	104,019	0.1
129,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	99,519	0.1
238,000	(1),(2),(6)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	183,929	0.2
163,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.950%, 01/29/2052	123,241	0.1
176,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.480%, 01/27/2052	113,919	0.1
92,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 C728, 0.530%, 08/27/2050	79,344	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

95,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.810%, 05/27/2048	77,266	0.1
113,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.300%, 11/27/2049	79,310	0.1
80,000	(1),(2),(6)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	55,382	0.0
92,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.790%, 01/27/2052	54,455	0.0
92,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 D728, 0.620%, 01/29/2052	76,798	0.1
125,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.120%, 12/27/2045	121,472	0.1
75,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.730%, 10/27/2047	62,492	0.1
95,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.960%, 05/27/2048	74,275	0.1
31,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.150%, 12/27/2045	29,942	0.0
49,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.720%, 01/29/2052	39,664	0.0
3,619,255	(2),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.175%, 11/10/2046	24,855	0.0
2,258,006	(2),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.163%, 05/10/2050	84,568	0.1
410,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	397,623	0.3
310,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	299,938	0.3
5,116,164	(2),(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.931%, 09/01/2052	205,726	0.2
860,607	(2),(6)	GS Mortgage Securities Trust 2020-GC47 XA, 1.245%, 05/12/2053	54,803	0.0
2,271,375	(1),(2),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.945%, 03/10/2050	49,939	0.0
1,090,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.695%, 11/15/2045	965,740	0.8
18,750,000	(1),(2),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.576%, 12/15/2047	173,888	0.1
1,705,517	(2),(6)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.420%, 05/15/2054	122,346	0.1
90,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 0.950%, 03/28/2049	70,008	0.1
80,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	66,391	0.1
110,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	89,375	0.1
30,000	(1),(9)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	22,253	0.0
30,000	(1),(9)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	21,173	0.0
30,000	(1),(9)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	20,480	0.0
6,253,826	(2),(6)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.094%, 03/15/2051	246,207	0.2
550,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.365%, 03/15/2045	509,355	0.4
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.090%, 06/15/2046	284,064	0.2
7,274,203	(2),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.131%, 03/15/2047	64,964	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $10,573,301)		9,806,304	8.4

ASSET-BACKED SECURITIES: 8.3%
		United States: 8.3%
700,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 3.862%, (US0003M + 1.350%), 04/15/2034	659,933	0.6
600,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 4.512%, (US0003M + 2.000%), 01/15/2030	562,213	0.5
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 4.433%, (US0003M + 1.950%), 04/14/2029	481,366	0.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 4.140%, (US0003M + 1.400%), 10/17/2030	335,172	0.3
500,000	(1)	Barings Clo Ltd. 2019-4A C, 5.312%, (US0003M + 2.800%), 01/15/2033	474,773	0.4
412,500	(1)	BlueMountain CLO 2013-2A CR, 4.709%, (US0003M + 1.950%), 10/22/2030	380,694	0.3
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000%), 04/15/2034	224,792	0.2
250,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 4.138%, (US0003M + 1.400%), 04/19/2034	236,420	0.2
500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 3.850%, (US0003M + 1.140%), 04/20/2034	476,947	0.4
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 4.110%, (US0003M + 1.400%), 07/20/2031	237,125	0.2
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 4.190%, (US0003M + 1.450%), 10/17/2034	236,985	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.140%, (US0003M + 2.400%), 07/16/2030	380,059	0.3
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 3.880%, (US0003M + 1.170%), 10/20/2034	480,752	0.4
220,667	(2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.672%, 03/25/2036	108,920	0.1
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 4.362%, (US0003M + 1.850%), 10/15/2030	460,057	0.4
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 4.460%, (US0003M + 1.750%), 04/20/2031	363,371	0.3
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.510%, (US0003M + 1.800%), 04/20/2030	231,998	0.2
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.933%, (US0003M + 2.150%), 01/23/2031	370,134	0.3
250,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 3.990%, (US0003M + 1.280%), 01/20/2032	240,855	0.2
200,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	187,334	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 4.640%, (US0003M + 1.900%), 01/18/2034	227,628	0.2
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 4.566%, (US0003M + 1.800%), 04/26/2031	452,971	0.4
550,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 4.760%, (US0003M + 2.050%), 07/20/2030	516,585	0.4
350,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 3.712%, (US0003M + 1.200%), 07/15/2029	335,591	0.3
440,000	(1)	Shackleton 2019-15A CR CLO Ltd., 4.662%, (US0003M + 2.150%), 01/15/2032	403,172	0.4
400,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 4.833%, (US0003M + 2.050%), 01/23/2029	379,976	0.3
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 4.740%, (US0003M + 2.000%), 10/18/2030	229,618	0.2

	Total Asset-Backed Securities
	(Cost $10,310,225)		9,675,441	8.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		United States: 0.1%
2,149	(3),(4),(11)	American Media, Inc.	–	–
18	(11)	Ingevity Corp.	1,091	0.0
4,988	(11)	Resolute Forest Products, Inc.	99,760	0.1
120		WestRock Co.	3,707	0.0

	Total Common Stock
	(Cost $131,025)		104,558	0.1

MUTUAL FUNDS: 17.2%
		United States: 17.2%
810,799		Voya Emerging Markets Corporate Debt Fund - Class P	6,348,560	5.5
830,115		Voya Emerging Markets Hard Currency Debt Fund - Class P	5,744,394	4.9
1,227,351		Voya High Yield Bond Fund - Class P	7,977,785	6.8

	Total Mutual Funds
	(Cost $25,341,319)		20,070,739	17.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.2%
Total Purchased Options
(Cost $111,899)	188,414	0.2

Total Long-Term Investments
(Cost $137,815,111)	120,773,981	103.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Commercial Paper: 4.1%
1,300,000		American Electric Power Co., Inc., 3.530%, 10/24/2022	1,296,988	1.1
2,200,000		Duke Energy Corp., 3.350%, 10/03/2022	2,199,395	1.9
1,300,000		Sherwin-Williams Co., 3.210%, 10/05/2022	1,299,429	1.1

	Total Commercial Paper
	(Cost $4,796,577)		4,795,812	4.1

		Repurchase Agreements: 1.7%
1,000,000	(13)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.375%, Market Value plus accrued interest $1,020,000, due 02/15/24-03/20/52)	1,000,000	0.8
5,424	(13)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $5,425, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $5,532, due 09/30/23-09/30/29)	5,424	0.0
1,000,000	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.9

	Total Repurchase Agreements
	(Cost $2,005,424)		2,005,424	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
1,873,000	(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $1,873,000)	1,873,000	1.6

	Total Short-Term Investments
	(Cost $8,675,001)		8,674,236	7.4

	Total Investments in Securities (Cost $146,490,112)		$129,448,217	111.1
	Liabilities in Excess of Other Assets		(12,931,190)	(11.1)
	Net Assets		$116,517,027	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Defaulted security.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.
(11)	Non-income producing security.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of September 30, 2022.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
ZAR	South African Rand

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	17.2%
Sovereign Bonds	14.9
Collateralized Mortgage Obligations	13.7
Uniform Mortgage-Backed Securities	10.3
Financial	9.7
Commercial Mortgage-Backed Securities	8.4
Other Asset-Backed Securities	8.3
U.S. Government Agency Obligations	4.1
Consumer, Non-cyclical	3.2
U.S. Treasury Obligations	2.7
Energy	2.4
Utilities	2.3
Technology	1.5
Uniform Mortgage-Backed Security	1.4
Industrial	1.1
Consumer, Cyclical	1.1
Communications	0.9
Basic Materials	0.2
Purchased Options	0.2
Materials	0.1
Communication Services	0.0
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(11.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
United States	$104,558	$–	$–	$104,558
Total Common Stock	104,558	–	–	104,558
Mutual Funds	20,070,739	–	–	20,070,739
Purchased Options	–	188,414	–	188,414
Corporate Bonds/Notes	–	26,046,746	1,124	26,047,870
Collateralized Mortgage Obligations	–	15,911,196	–	15,911,196
Asset-Backed Securities	–	9,675,441	–	9,675,441
U.S. Government Agency Obligations	–	18,445,691	–	18,445,691
Commercial Mortgage-Backed Securities	–	9,791,649	14,655	9,806,304
U.S. Treasury Obligations	–	3,108,810	–	3,108,810
Sovereign Bonds	–	17,414,958	–	17,414,958
Short-Term Investments	1,873,000	6,801,236	–	8,674,236
Total Investments, at fair value	$22,048,297	$107,384,141	$15,779	$129,448,217
Other Financial Instruments+
Centrally Cleared Swaps	–	4,314,742	–	4,314,742
Forward Foreign Currency Contracts	–	2,981,839	–	2,981,839
Forward Premium Swaptions	–	88,604	–	88,604
Futures	156,733	–	–	156,733
Total Assets	$22,205,030	$114,769,326	$15,779	$136,990,135
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,889,330)	$–	$(1,889,330)
Forward Foreign Currency Contracts	–	(6,434,688)	–	(6,434,688)
Forward Premium Swaptions	–	(127,151)	–	(127,151)
Futures	(850,118)	–	–	(850,118)
Written Options	–	(567,253)	–	(567,253)
Total Liabilities	$(850,118)	$(9,018,422)	$–	$(9,868,540)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$7,767,851	$210,756	$-	$(1,630,047)	$6,348,560	$238,471	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	13,553,973	367,612	(6,410,091)	(1,767,100)	5,744,394	401,007	(1,410,079)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	7,099,609	51,889	(9,000,394)	1,848,896	-	77,070	(2,710,701)	-
Voya High Yield Bond Fund - Class P	11,181,648	386,667	(1,664,249)	(1,926,281)	7,977,785	433,481	(164,249)	-
	$39,603,081	$1,016,924	$(17,074,734)	$(3,474,532)	$20,070,739	$1,150,029	$(4,285,029)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 724,879	USD 740,375	Bank of America N.A.	10/07/22	$(5,525)
CHF 638,920	USD 654,725	Bank of America N.A.	10/07/22	(7,016)
USD 1,158,234	CAD 1,494,955	Bank of America N.A.	10/07/22	76,001
USD 1,542,610	NZD 2,391,902	Bank of America N.A.	10/07/22	203,970
USD 507,550	NZD 901,630	Bank of America N.A.	10/07/22	2,948
USD 272,892	EUR 267,142	Bank of America N.A.	10/07/22	11,025
USD 297,301	CHF 286,796	Bank of America N.A.	10/07/22	6,560
JPY 154,258,014	USD 1,065,826	Bank of America N.A.	10/07/22	314
USD 121,695	CAD 158,126	Bank of America N.A.	10/07/22	7,224
EUR 327,221	USD 323,560	Bank of America N.A.	10/07/22	(2,800)
EUR 767,690	USD 777,716	Bank of America N.A.	10/07/22	(25,183)
JPY 95,927,354	USD 703,744	Bank of America N.A.	10/07/22	(40,751)
NOK 5,069,452	USD 522,238	Bank of America N.A.	10/07/22	(56,649)
GBP 451,325	USD 534,555	Bank of America N.A.	10/07/22	(30,595)
NZD 1,305,491	USD 803,353	Bank of America N.A.	10/07/22	(72,729)
USD 601,684	CHF 579,630	Bank of America N.A.	10/07/22	14,080
NZD 669,574	USD 411,168	Bank of America N.A.	10/07/22	(36,438)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

USD 220,450	EUR 223,920	Bank of America N.A.	10/07/22	951
USD 723,014	GBP 625,705	Bank of America N.A.	10/07/22	24,339
USD 812,466	SEK 8,699,395	Bank of America N.A.	10/07/22	28,463
SGD 343,577	USD 244,232	Bank of America N.A.	10/28/22	(4,959)
DKK 2,074,954	USD 287,058	Barclays Bank PLC	10/07/22	(13,492)
USD 1,272,323	MYR 5,788,050	Barclays Bank PLC	10/28/22	30,680
USD 512,311	CHF 501,597	BNP Paribas	10/07/22	3,814
USD 1,523,399	JPY 206,220,227	BNP Paribas	10/07/22	98,128
SEK 14,109,830	USD 1,347,371	BNP Paribas	10/07/22	(75,772)
CHF 334,223	USD 350,967	BNP Paribas	10/07/22	(12,147)
USD 568,263	NOK 5,582,716	BNP Paribas	10/07/22	55,535
USD 670,457	JPY 91,408,115	BNP Paribas	10/07/22	38,698
NZD 1,069,326	USD 659,665	BNP Paribas	10/07/22	(61,211)
USD 447,429	EUR 447,601	BNP Paribas	10/07/22	8,666
USD 983,446	CAD 1,280,958	BNP Paribas	10/07/22	56,131
EUR 161,708	USD 163,104	BNP Paribas	10/07/22	(4,588)
NZD 2,367,182	USD 1,485,893	BNP Paribas	10/07/22	(161,088)
USD 1,125,716	EUR 1,127,014	BNP Paribas	10/07/22	20,954
AUD 1,334,021	USD 866,422	BNP Paribas	10/07/22	(13,081)
USD 1,062,057	SEK 10,814,326	BNP Paribas	10/07/22	87,454
USD 443,582	CHF 427,086	BNP Paribas	10/07/22	10,621
USD 1,667,854	CAD 2,228,976	BNP Paribas	10/07/22	54,247
USD 932,108	NOK 9,891,459	BNP Paribas	10/07/22	23,657
JPY 75,038,339	USD 524,593	BNP Paribas	10/07/22	(5,973)
USD 1,091,904	AUD 1,641,663	BNP Paribas	10/07/22	41,772
USD 518,859	SEK 5,603,620	BNP Paribas	10/07/22	13,852
SEK 10,364,829	USD 914,081	BNP Paribas	10/07/22	20,013
USD 985,798	AUD 1,512,235	BNP Paribas	10/07/22	18,457
USD 629,260	JPY 90,562,229	BNP Paribas	10/07/22	3,348
USD 1,043,535	CHF 1,036,154	BNP Paribas	10/07/22	(6,873)
NZD 865,528	USD 515,349	BNP Paribas	10/07/22	(30,952)
JPY 84,793,162	USD 598,689	BNP Paribas	10/07/22	(12,649)
USD 437,704	JPY 62,260,250	BNP Paribas	10/07/22	7,398
JPY 77,661,608	USD 538,920	BNP Paribas	10/07/22	(2,169)
CAD 550,984	USD 428,858	BNP Paribas	10/07/22	(29,988)
EUR 505,790	USD 495,696	BNP Paribas	10/07/22	108
NOK 9,971,894	USD 958,993	BNP Paribas	10/07/22	(43,154)
NZD 1,175,588	USD 747,932	BNP Paribas	10/07/22	(90,009)
SEK 11,790,053	USD 1,124,625	BNP Paribas	10/07/22	(62,088)
CHF 816,817	USD 845,846	BNP Paribas	10/07/22	(17,792)
CAD 1,236,612	USD 941,174	BNP Paribas	10/07/22	(45,962)
NOK 5,153,994	USD 525,875	BNP Paribas	10/07/22	(52,522)
JPY 60,693,715	USD 422,561	BNP Paribas	10/07/22	(3,082)
USD 599,459	NZD 977,183	BNP Paribas	10/07/22	52,574
USD 306,938	EUR 306,879	BNP Paribas	10/07/22	6,118
USD 515,132	NOK 5,179,114	BNP Paribas	10/07/22	39,472
USD 584,249	AUD 860,506	BNP Paribas	10/07/22	33,804
USD 560,328	SEK 6,044,018	BNP Paribas	10/07/22	15,632
CHF 497,611	USD 506,540	BNP Paribas	10/07/22	(2,084)
USD 1,858,198	CAD 2,440,261	BNP Paribas	10/07/22	91,637
GBP 650,231	USD 787,146	BNP Paribas	10/07/22	(61,084)
NZD 971,618	USD 590,251	BNP Paribas	10/07/22	(46,480)
JPY 83,526,858	USD 604,127	BNP Paribas	10/07/22	(26,839)
JPY 85,001,235	USD 608,592	BNP Paribas	10/07/22	(21,114)
USD 1,343,488	GBP 1,142,791	BNP Paribas	10/07/22	67,423
USD 1,257,992	JPY 174,028,791	BNP Paribas	10/07/22	55,209
SEK 4,170,214	USD 409,484	BNP Paribas	10/07/22	(33,658)
NOK 6,764,780	USD 706,571	BNP Paribas	10/07/22	(85,280)
GBP 1,512,631	USD 1,838,731	BNP Paribas	10/07/22	(149,695)
EUR 721,092	USD 743,085	BNP Paribas	10/07/22	(36,230)
CAD 5,820,721	USD 4,548,890	BNP Paribas	10/07/22	(335,136)
USD 684,753	NOK 6,644,857	BNP Paribas	10/07/22	74,476
EUR 241,348	USD 246,007	BNP Paribas	10/07/22	(9,424)
USD 913,809	CHF 865,076	BNP Paribas	10/07/22	36,834
USD 1,205,583	JPY 168,531,046	BNP Paribas	10/07/22	40,797
CZK 3,450,681	USD 141,978	BNP Paribas	10/21/22	(4,740)
USD 1,869,614	BRL 9,944,000	BNP Paribas	10/28/22	37,193
HKD 379,429	USD 48,375	BNP Paribas	10/28/22	(9)
USD 887,070	CAD 1,167,069	Brown Brothers Harriman & Co.	10/07/22	42,202
USD 788,961	CHF 756,921	Brown Brothers Harriman & Co.	10/07/22	21,628

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

USD 175,716	GBP 162,099	Brown Brothers Harriman & Co.	10/07/22	(5,287)
HUF 29,109,883	USD 73,878	Brown Brothers Harriman & Co.	10/21/22	(6,788)
RON 360,146	USD 73,971	Brown Brothers Harriman & Co.	10/21/22	(2,821)
USD 73,297	ZAR 1,256,239	Brown Brothers Harriman & Co.	10/21/22	4,002
USD 775,171	CNY 5,496,180	Brown Brothers Harriman & Co.	10/28/22	2,044
USD 107,131	EUR 107,411	Citibank N.A.	10/07/22	1,841
EUR 246,726	USD 247,401	Citibank N.A.	10/07/22	(5,546)
JPY 72,550,851	USD 502,631	Citibank N.A.	10/07/22	(1,203)
CLP 50,202,943	USD 53,538	Citibank N.A.	10/28/22	(1,873)
KRW 1,770,337,965	USD 1,275,193	Citibank N.A.	10/28/22	(45,060)
IDR 591,249,908	USD 39,376	Citibank N.A.	10/28/22	(764)
USD 178,569	THB 6,577,643	Citibank N.A.	10/28/22	3,975
USD 333,760	EUR 333,364	Goldman Sachs International	10/07/22	6,978
NZD 755,328	USD 432,955	Goldman Sachs International	10/07/22	(10,232)
USD 679,278	EUR 678,532	Goldman Sachs International	10/07/22	14,143
JPY 98,970,614	USD 694,745	Goldman Sachs International	10/07/22	(10,719)
USD 613,295	CHF 599,260	Goldman Sachs International	10/07/22	5,792
NOK 5,263,560	USD 521,666	Goldman Sachs International	10/07/22	(38,250)
USD 545,023	SEK 5,817,298	Goldman Sachs International	10/07/22	20,759
USD 1,084,214	EUR 1,129,602	Goldman Sachs International	10/07/22	(23,085)
CHF 990,906	USD 1,051,137	Goldman Sachs International	10/07/22	(46,599)
GBP 1,009,574	USD 1,163,019	Goldman Sachs International	10/07/22	(35,708)
USD 362,118	EUR 361,973	Goldman Sachs International	10/07/22	7,292
USD 488,809	NOK 5,009,119	Goldman Sachs International	10/07/22	28,762
USD 326,452	EUR 325,823	Goldman Sachs International	10/07/22	7,062
CAD 1,132,034	USD 859,744	Goldman Sachs International	10/07/22	(40,239)
NOK 5,162,073	USD 477,656	Goldman Sachs International	10/07/22	(3,561)
NOK 6,601,974	USD 684,298	Goldman Sachs International	10/07/22	(77,960)
EUR 1,329,215	USD 1,327,201	Goldman Sachs International	10/07/22	(24,230)
CAD 1,689,560	USD 1,241,183	Goldman Sachs International	10/07/22	(18,072)
JPY 138,786,179	USD 969,401	Goldman Sachs International	10/07/22	(10,193)
NOK 3,911,341	USD 361,799	Goldman Sachs International	10/07/22	(2,574)
USD 829,360	GBP 701,214	Goldman Sachs International	10/07/22	46,371
CAD 250,282	USD 182,132	Goldman Sachs International	10/07/22	(947)
AUD 906,900	USD 623,640	Goldman Sachs International	10/07/22	(43,519)
USD 227,223	JPY 32,593,549	Goldman Sachs International	10/07/22	1,956
USD 783,807	EUR 785,350	Goldman Sachs International	10/07/22	13,963
USD 389,470	EUR 393,569	Goldman Sachs International	10/07/22	3,671
JPY 173,471,340	USD 1,267,074	Goldman Sachs International	10/07/22	(68,144)
USD 1,050,811	NOK 10,247,195	Goldman Sachs International	10/07/22	109,689
CHF 1,428,925	USD 1,484,166	Goldman Sachs International	10/07/22	(35,585)
GBP 89,420	USD 105,875	Goldman Sachs International	10/07/22	(6,027)
USD 546,579	SEK 5,780,620	Goldman Sachs International	10/07/22	25,621
USD 988,929	JPY 142,871,531	Goldman Sachs International	10/07/22	1,486
JPY 30,711,468	USD 213,134	Goldman Sachs International	10/07/22	(875)
MXN 6,385,067	USD 314,722	Goldman Sachs International	10/28/22	873
COP 451,325,458	USD 101,065	Goldman Sachs International	10/28/22	(3,641)
USD 273,172	GBP 235,995	JPMorgan Chase Bank N.A.	10/07/22	9,655
AUD 1,588,793	USD 1,063,864	Morgan Stanley	10/07/22	(47,551)
SEK 6,032,182	USD 570,862	Morgan Stanley Capital Services LLC	10/07/22	(27,233)
USD 563,205	GBP 489,497	Morgan Stanley Capital Services LLC	10/07/22	16,622
SEK 2,646,744	USD 247,385	Morgan Stanley Capital Services LLC	10/07/22	(8,857)
GBP 606,277	USD 693,181	Morgan Stanley Capital Services LLC	10/07/22	(16,199)
CAD 1,147,249	USD 865,062	Morgan Stanley Capital Services LLC	10/07/22	(34,542)
GBP 562,959	USD 656,810	Morgan Stanley Capital Services LLC	10/07/22	(28,198)
EUR 1,038,324	USD 1,036,235	Morgan Stanley Capital Services LLC	10/07/22	(18,412)
USD 572,499	SEK 6,100,705	Morgan Stanley Capital Services LLC	10/07/22	22,694
AUD 873,362	USD 588,493	Morgan Stanley Capital Services LLC	10/07/22	(29,825)
NZD 1,009,882	USD 605,091	Morgan Stanley Capital Services LLC	10/07/22	(39,906)
USD 570,181	SEK 6,052,845	Morgan Stanley Capital Services LLC	10/07/22	24,689
EUR 724,145	USD 728,342	Morgan Stanley Capital Services LLC	10/07/22	(18,494)
USD 405,038	EUR 408,407	Morgan Stanley Capital Services LLC	10/07/22	4,694
USD 946,349	JPY 134,846,594	Morgan Stanley Capital Services LLC	10/07/22	14,370
GBP 479,128	USD 551,337	Morgan Stanley Capital Services LLC	10/07/22	(16,332)
AUD 1,792,726	USD 1,238,236	Morgan Stanley Capital Services LLC	10/07/22	(91,472)
USD 623,181	NZD 1,001,605	Morgan Stanley Capital Services LLC	10/07/22	62,629
CAD 1,238,907	USD 945,962	Morgan Stanley Capital Services LLC	10/07/22	(49,089)
USD 98,292	JPY 13,990,649	Morgan Stanley Capital Services LLC	10/07/22	1,597
USD 1,181,910	NZD 1,957,877	Morgan Stanley Capital Services LLC	10/07/22	86,175
EUR 8,431	USD 8,452	Morgan Stanley Capital Services LLC	10/07/22	(187)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

USD 1,519,364	AUD 2,131,363	Morgan Stanley Capital Services LLC	10/07/22	155,983
USD 1,658,454	EUR 1,712,729	Morgan Stanley Capital Services LLC	10/07/22	(20,459)
JPY 209,132,044	USD 1,573,467	Morgan Stanley Capital Services LLC	10/07/22	(128,071)
USD 1,077,536	CAD 1,394,134	Morgan Stanley Capital Services LLC	10/07/22	68,290
AUD 1,063,743	USD 747,826	Morgan Stanley Capital Services LLC	10/07/22	(67,375)
USD 891,775	GBP 738,930	Morgan Stanley Capital Services LLC	10/07/22	66,670
CHF 1,161,511	USD 1,182,809	Morgan Stanley Capital Services LLC	10/07/22	(5,320)
USD 836,540	EUR 835,925	Morgan Stanley Capital Services LLC	10/07/22	17,119
USD 678,789	NZD 1,071,241	Morgan Stanley Capital Services LLC	10/07/22	79,264
USD 91,307	SEK 976,125	Morgan Stanley Capital Services LLC	10/07/22	3,337
USD 778,812	NOK 8,311,793	Morgan Stanley Capital Services LLC	10/07/22	15,440
USD 392,807	EUR 408,530	Morgan Stanley Capital Services LLC	10/07/22	(7,656)
CAD 804,083	USD 623,111	Morgan Stanley Capital Services LLC	10/07/22	(41,017)
USD 832,410	SEK 9,298,062	Morgan Stanley Capital Services LLC	10/07/22	(5,545)
CAD 1,255,493	USD 970,306	Morgan Stanley Capital Services LLC	10/07/22	(61,426)
USD 1,534,591	CHF 1,500,338	Morgan Stanley Capital Services LLC	10/07/22	13,614
AUD 1,683,052	USD 1,119,096	Morgan Stanley Capital Services LLC	10/07/22	(42,489)
USD 749,102	AUD 1,064,736	Morgan Stanley Capital Services LLC	10/07/22	68,017
SEK 12,074,591	USD 1,122,070	Morgan Stanley Capital Services LLC	10/07/22	(33,889)
ILS 792,296	USD 234,778	Morgan Stanley Capital Services LLC	10/21/22	(12,271)
PLN 833,919	USD 179,206	Morgan Stanley Capital Services LLC	10/21/22	(11,453)
EUR 24,341,438	USD 25,042,593	Standard Chartered Bank	10/07/22	(1,181,750)
JPY 1,984,991,481	USD 14,915,328	Standard Chartered Bank	10/07/22	(1,196,248)
CHF 608,994	USD 648,361	Standard Chartered Bank	10/07/22	(30,989)
AUD 3,225,256	USD 2,292,974	Standard Chartered Bank	10/07/22	(229,856)
USD 149,628	JPY 21,337,349	Standard Chartered Bank	10/07/22	2,157
USD 349,058	EUR 346,987	Standard Chartered Bank	10/07/22	8,922
USD 736,565	JPY 106,190,539	Standard Chartered Bank	10/07/22	2,639
USD 0	JPY 4	Standard Chartered Bank	10/07/22	–
USD 359,505	NZD 558,656	Standard Chartered Bank	10/07/22	46,850
EUR 2,700	USD 2,755	Standard Chartered Bank	10/07/22	(109)
EUR 275,528	USD 275,765	Standard Chartered Bank	10/07/22	(5,677)
USD 587,998	GBP 541,071	Standard Chartered Bank	10/07/22	(16,173)
CNY 2,905,666	USD 414,515	Standard Chartered Bank	10/28/22	(5,786)
USD 668,598	EUR 653,714	State Street Bank and Trust Co.	10/07/22	27,791
USD 927,415	EUR 908,651	State Street Bank and Trust Co.	10/07/22	36,705
USD 1,048,749	CHF 995,999	State Street Bank and Trust Co.	10/07/22	39,049
EUR 299,027	USD 299,502	State Street Bank and Trust Co.	10/07/22	(6,380)
USD 599,451	GBP 519,987	State Street Bank and Trust Co.	10/07/22	18,822
SEK 4,423,512	USD 426,555	State Street Bank and Trust Co.	10/07/22	(27,902)
USD 1,037,381	EUR 1,084,741	State Street Bank and Trust Co.	10/07/22	(25,943)
USD 152,059	EUR 152,167	State Street Bank and Trust Co.	10/07/22	2,897
CHF 528,551	USD 558,249	State Street Bank and Trust Co.	10/07/22	(22,428)
AUD 142,655	USD 99,233	State Street Bank and Trust Co.	10/07/22	(7,980)
EUR 302,349	USD 294,498	State Street Bank and Trust Co.	10/07/22	1,881
EUR 711,870	USD 690,231	State Street Bank and Trust Co.	10/07/22	7,584
USD 813,501	EUR 807,135	State Street Bank and Trust Co.	10/07/22	22,302
EUR 564,652	USD 543,494	State Street Bank and Trust Co.	10/07/22	10,009
USD 636,298	AUD 927,403	State Street Bank and Trust Co.	10/07/22	43,061
GBP 3,936,627	USD 4,778,765	State Street Bank and Trust Co.	10/07/22	(383,044)
EUR 697,268	USD 698,829	State Street Bank and Trust Co.	10/07/22	(15,327)
USD 698,650	JPY 100,268,141	State Street Bank and Trust Co.	10/07/22	5,656
USD 624,570	AUD 894,848	State Street Bank and Trust Co.	10/07/22	52,158
USD 245,087	CHF 235,364	State Street Bank and Trust Co.	10/07/22	6,485
EUR 363,788	USD 362,118	State Street Bank and Trust Co.	10/07/22	(5,512)
USD 541,188	AUD 806,445	State Street Bank and Trust Co.	10/07/22	25,325
NZD 204,823	USD 116,433	UBS AG	10/07/22	(1,804)
				$(3,452,849)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	4	12/15/22	$299,655	$(6,249)
Australia 3-Year Bond	16	12/15/22	1,090,603	(9,532)
Canada 10-Year Bond	20	12/19/22	1,789,409	(17,155)
Euro-Bobl 5-Year	46	12/08/22	5,398,585	(132,814)
Euro-Bund	6	12/08/22	814,360	(37,842)
Euro-OAT	40	12/08/22	5,179,348	(235,768)
Euro-Schatz	79	12/08/22	8,297,106	(76,679)
Japan 10-Year Bond (TSE)	1	12/13/22	1,024,667	(602)
Japanese Government Bonds 10-Year Mini	28	12/12/22	2,874,097	3,081
Long Gilt	19	12/28/22	2,045,064	(286,937)
Long-Term Euro-BTP	6	12/08/22	658,473	(27,465)
U.S. Treasury Long Bond	3	12/20/22	379,219	(16,163)
			$29,850,586	$(844,125)
Short Contracts:
U.S. Treasury 10-Year Note	(75)	12/20/22	(8,404,688)	42,466
U.S. Treasury 2-Year Note	(10)	12/30/22	(2,053,906)	2,208
U.S. Treasury 5-Year Note	(30)	12/30/22	(3,225,234)	103,683
U.S. Treasury Ultra 10-Year Note	(1)	12/20/22	(118,484)	5,295
U.S. Treasury Ultra Long Bond	(3)	12/20/22	(411,000)	(2,912)
			$(14,213,312)	$150,740

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 2	Buy	(5.000)	06/20/27	USD	1,854,370	$41,975	$88,052
						$41,975	$88,052

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR	500,000	$(222,376)	$(222,376)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR	700,000	(307,638)	(307,638)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.713	Annual	04/21/23	GBP	3,000,000	(42,729)	(42,729)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	800,000	(310,662)	(310,662)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY	1,500,000,000	15,431	15,431
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	50,000,000	1,394	1,394
Pay	1-day Overnight Tokyo Average Rate	Annual	0.574	Annual	06/10/37	JPY	90,000,000	(14,438)	(14,438)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY	330,000,000	(26,370)	(26,370)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	250,000,000	(85,838)	(85,838)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	57,000,000	(14,561)	(14,561)
Pay	3-month NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD	28,413,000	(99,156)	(99,156)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	(76,561)	(76,561)
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	(44,324)	(44,324)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	(459,047)	(459,047)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	(73,906)	(73,906)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	(111,724)	(111,724)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	200,000	–	–
Receive	1-day Overnight Tokyo Average Rate	Annual	0.025	Annual	06/10/24	JPY	260,000,000	1,688	1,688
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	19,374	19,374
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	18,056	18,056
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD	8,000,000	268,973	268,973
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD	5,000,000	131,210	131,210
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	46,723	46,723
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	142,733	142,732
Receive	1-month USD-LIBOR	Monthly	0.801	Monthly	05/19/26	USD	16,000,000	1,744,720	1,744,710
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	239,174	239,174
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	102,873	102,873
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	98,570	98,570
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	270,109	269,945
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	45,641	45,641
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	31,241	31,241
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	234,721	234,721
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	397,557	397,557
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	300,380	300,380
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	2,000,000	15,937	15,937
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	43,539	43,539
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	32,629	32,629
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	24,191	24,191
								$2,337,534	$2,337,359

At September 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Call EUR vs. Put USD	BNP Paribas	03/16/23	1.080	USD	1,377,900	$8,012	$115,827
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	747,500	37,076	9,991
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625	USD	4,803,000	34,438	30,470
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	877,800	15,625	16,063
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	877,800	16,748	16,063
						$111,899	$188,414

At September 30, 2022, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value

Call EUR vs. Put USD	BNP Paribas	10/27/22	1.003	USD	1,377,900	$24,926	$(10,998)
Call EUR vs. Put USD	Citibank N.A.	11/10/22	1.020	USD	1,377,900	20,035	(27,058)
Call USD vs. Put EUR	BNP Paribas	10/27/22	1.003	USD	1,377,900	24,926	(31,252)
Call USD vs. Put EUR	Citibank N.A.	11/10/22	1.020	USD	1,377,900	25,436	(22,283)
Call USD vs. Put EUR	BNP Paribas	11/17/22	0.960	USD	1,377,900	7,075	(78,832)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	877,800	24,859	(24,485)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	877,800	24,052	(24,485)
						$151,309	$(219,393)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	3.350%	1-day Secured Overnight Financing Rate	09/28/23	USD	4,340,100	$184,454	$(196,862)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.350%	1-day Secured Overnight Financing Rate	09/28/23	USD	4,340,100	184,454	(150,998)
								$368,908	$(347,860)

At September 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(4)	Unrealized Appreciation/(Depreciation)
Call on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	2,075,400	$(120,373)	$(43,205)
Call on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	16,603,100	138,705	8,708
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,307,000	(228,725)	2,806
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	1,050,000	(189,000)	(1,593)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	1,307,000	(229,052)	2,794
Put on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	2,075,400	(120,373)	74,296
Put on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	16,603,100	138,705	(77,694)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(552,690)	(4,659)
								$(1,162,803)	$(38,547)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RON	-	Romanian New Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $145,672,084.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,346,925
Gross Unrealized Depreciation	(27,114,497)

Net Unrealized Depreciation	$(18,767,572)